Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	€ (10,099)
Provision		€ 297
Allowance, ending period	(7,166)
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	(6,377)
Allowance, ending period	(5,479)
Trade receivables | Accumulated impairment losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	551
Provision	181
Use and other changes	(124)
Transferred to Assets held for sale	0
Allowance, ending period	608
Retail financing | Accumulated impairment losses
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning period	195
Provision	249
Use and other changes	(217)
Transferred to Assets held for sale	(1)
Allowance, ending period	€ 226